Note 18 - Related Party Transactions and Key Management Compensation	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
18.	Related party transactions and key management compensation

During the years ended
December 31, 2017
and
2016,
the Company incurred the following related party transactions:

•
As at
December 31, 2016,
the Company owed
$6,726
to a director and executive officer, which is recorded as shareholder loans payable. The loan is unsecured and has no
specific repayment terms. As at
December 31, 2017,
this loan has been repaid.

Key management personnel are comprised of the Company’s directors and executive officers. In addition to their salaries, key management personnel also receive share-based compensation. Key management personnel compensation is as follows:

	For the year ended December 31, 2017	For the year ended December 31, 2016
Salaries and benefits, including bonuses	$1,357,264	$912,640
Stock-based compensation	749,615	964,506
Total	$2,106,879	$1,877,146